Consolidated Statements of Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Premium on Stock [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings [Member]
BALANCE at Dec. 31, 2009	$ 4,224	$ 2	$ 3,227	$ (241)	$ 1,236
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2009		222,269,895
Net income	32				32
Other comprehensive income	135			135
Dividends on common stock	(241)				(241)
Original issue shares, net	16		16
Original issue shares, net, shares		1,041,482
Shareholder DRP original shares, value	31		31
Shareholder DRP original shares, shares	2,000,000	1,770,875
Net activity related to stock-based awards	1		1
BALANCE at Dec. 31, 2010	4,198	2	3,275	(106)	1,027
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2010		225,082,252
Net income	257				257
Other comprehensive income	43			43
Dividends on common stock	(244)				(244)
Original issue shares, net	17		17
Original issue shares, net, shares		854,124
Shareholder DRP original shares, value	30		30
Shareholder DRP original shares, shares	2,000,000	1,563,814
Net activity related to stock-based awards	3		3
BALANCE at Dec. 31, 2011	4,304	2	3,325	(63)	1,040
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2011	227,500,190	227,500,190
Net income	285				285
Other comprehensive income	15			15
Dividends on common stock	(248)				(248)
Original issue shares, net	19		19
Original issue shares, net, shares		854,060
Shareholder DRP original shares, value	32		32
Shareholder DRP original shares, shares	2,000,000	1,661,177
Net activity related to stock-based awards	7		7
BALANCE at Dec. 31, 2012	$ 4,414	$ 2	$ 3,383	$ (48)	$ 1,077
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2012	230,015,427	230,015,427